Equity-Based Compensation (FY) (Tables)	12 Months Ended
Sep. 30, 2019
OneWater LLC [Member]
Equity-Based Compensation [Abstract]
Performance Stock Units Activity
Profit in Interests awards are as follows:

	Non-Vested Profits in Interests	Vested Profits in Interests	Weighted Average Grant Date Fair Value Per Share
Balance as of September 30, 2017	3,500	—	$356
Granted	2,529	—	193
Forfeited	(2,187)	—	189
Vested	(513)	513	437
Balance as of September 30, 2018	3,329	513	$352
Vested	(756)	756	366
Balance as of September 30, 2019	2,573	1,269	$348